Related Party Transactions - Transactions with other related parties (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	$ 497	$ 38,808
Due from (to) related party	1,934		$ 895
The Cool Pool
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	0	39,666
Magni Partners
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	(564)	(858)
Due from (to) related party	81		88
Borr Drilling
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	218	0
Due from (to) related party	770		542
2020 Bulkers
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	(5)	0
Due from (to) related party	235		265
Avenir LNG
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	848	$ 0
Due from (to) related party	$ 848		$ 0